Intangible Assets - Changes in Carrying Value of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 12,536	$ 12,489	$ 12,373
Goodwill acquired	46	80	96
Foreign exchange translation and other	53	(33)	20
Goodwill, Ending Balance	12,635	12,536	12,489
Wealth, Corporate, Commercial and Institutional Banking
Goodwill [Roll Forward]
Goodwill, Beginning Balance	4,823	4,825	4,589
Goodwill acquired	0	0	235
Foreign exchange translation and other	3	(2)	1
Goodwill, Ending Balance	4,826	4,823	4,825
Consumer and Business Banking
Goodwill [Roll Forward]
Goodwill, Beginning Balance	4,326	4,326	4,465
Goodwill acquired	0	0	(139)
Foreign exchange translation and other	0	0	0
Goodwill, Ending Balance	4,326	4,326	4,326
Payment Services
Goodwill [Roll Forward]
Goodwill, Beginning Balance	3,387	3,338	3,319
Goodwill acquired	46	80	0
Foreign exchange translation and other	50	(31)	19
Goodwill, Ending Balance	3,483	3,387	3,338
Treasury and Corporate Support
Goodwill [Roll Forward]
Goodwill, Beginning Balance	0	0	0
Goodwill acquired	0	0	0
Foreign exchange translation and other	0	0	0
Goodwill, Ending Balance	$ 0	$ 0	$ 0